Employee Benefits - Summary of Information for Funded and Unfunded Plans for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	₨ 11,682.6	$ 169.1	₨ 10,247.9
Fair value of plan assets	10,250.4	148.4	9,060.4
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,534.0	22.2	1,540.5
Funded Plans [member] | Pension benefits [Member] | Defined benefit obligation in excess of plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	9,837.0	142.2	1,410.8
Fair value of plan assets	9,612.3	139.0	1,262.9
Funded Plans [member] | Pension benefits [Member] | Defined benefit obligation less than plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	621.7	9.0	7,781.8
Fair value of plan assets	638.1	9.2	7,797.5
Unfunded plans [Member] | Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,223.9	17.7	1,055.3
Unfunded plans [Member] | Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	₨ 1,534.0	$ 22.2	₨ 1,540.5